united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2016

Absolute Capital Asset Allocator Fund

Class A Shares (AAMAX)

Institutional Class Shares (AAMIX)

Investor Class Shares (AAMCX)

Absolute Capital Defender Fund

 Class A Shares (ACMAX)

Institutional Class Shares (ACMIX)

Investor Class Shares (ACMDX)

1-877-594-1249

www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Absolute Capital Asset Allocator Fund

Portfolio Review (Unaudited)

March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, as compared to its benchmark:

Since Inception
December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	(3.10)%
Absolute Capital Asset Allocator Fund - Class A with load **	(8.67)%
Absolute Capital Asset Allocator Fund - Institutional Class	(3.10)%
Absolute Capital Asset Allocator Fund - Investor Class	(3.20)%
S&P 500 Total Return ***	3.35%
Barclays Aggregate Bond Index ****	2.76%
MSCI EAFE *****	(1.28)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 4.38%, 4.13% and 5.13% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated October 13, 2015. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect and fees or expenses.

*****	MSCI EAFE Index is an unmanged market capitalization-weighted index desinged to represent the performacne of developed stock markets outside the United States and Canada

The Portfolio holding by types of investments are as follows:

Holdings By Type of Investment:	% of Net Assets
Exchange Traded Funds
Equity Funds	45.0%
Debt Funds	33.2%
Short-Term Investment
Money Market Fund	15.6%
Common Stock
Agriculture	5.8%
Mutual Fund
Equity Fund	0.2%
Other Assets less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Absolute Capital Asset Allocator Fund
Portfolio of Investments (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 5.8%
	AGRICULTURE - 5.8%
3,700	Altria Group, Inc. (Cost - $229,630)	$231,842

	EXCHANGE TRADED FUNDS - 78.2%
	DEBT FUNDS - 33.2%
1,900	iShares 20+ Year Treasury Bond ETF	248,159
1,935	iShares Core U.S. Aggregate Bond ETF	214,475
500	iShares JP morgan USD Emerging Markets Bond ETF	55,175
5,000	iShares US Preferred Stock ETF	195,150
2,400	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	241,872
1,510	PIMCO Total Return Active ETF	159,260
3,400	SPDR Doubleline Total Return Tactical ETF	167,892
1,000	Vanguard Total International Bond ETF	54,540
		1,336,523
	EQUITY FUNDS - 45.0%
3,070	Consumer Discretionary Select Sector SPDR Fund	242,683
2,800	Consumer Staples Select Sector SPDR Fund	148,540
6,300	Industrial Select Sector SPDR Fund	349,461
4,400	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio	116,292
1,200	PowerShares S&P 500 Low Volatility Portfolio	48,396
2,500	SPDR S&P Dividend ETF	199,825
25	Technology Select Sector SPDR Fund	1,109
1,500	Vanguard Consumer Staples ETF	202,980
2,500	Vanguard Telecommunication Services ETF	231,800
2,500	Vanguard Utilities ETF	268,825
		1,809,911

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,031,979)	3,146,434

	MUTUAL FUND - 0.2%
	EQUITY FUND - 0.2%
145	T. Rowe Price Blue Chip Growth Fund - Retail Class (Cost - $10,000)	9,896

	SHORT-TERM INVESTMENT - 15.6%
	MONEY MARKET FUND - 15.6%
629,117	Fidelity Institutional Money Market Portfoilio - Institutional Class 0.34% (a)
	(Cost - $629,117)	629,117

	TOTAL INVESTMENTS - 99.8% (Cost - $3,900,726) (b)	$4,017,289
	OTHER ASSETS LESS LIABILITIES - 0.2%	8,514
	NET ASSETS - 100.0%	$4,025,803

ETF	Exchange Traded Funds.

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,900,726 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$116,667
Unrealized Depreciation:	(104)
Net Unrealized Appreciation:	$116,563

See accompanying notes to financial statements.

Absolute Capital Defender Fund

Portfolio Review (Unaudited)

March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, as compared to its benchmark:

Since Inception
December 18, 2015
Absolute Capital Defender Fund - Class A	(5.40)%
Absolute Capital Defender Fund - Class A with load **	(10.84)%
Absolute Capital Defender Fund - Institutional Class	(5.40)%
Absolute Capital Defender Fund - Investor Class	(5.50)%
S&P 500 Total Return ***	3.35%
Barclays Aggregate Bond Index ****	2.76%
MSCI EAFE *****	(1.28)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 4.00%, 3.75% and 4.75% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated October 13, 2015. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect and fees or expenses.

*****	MSCI EAFE Index is an unmanged market capitalization-weighted index desinged to represent the performacne of developed stock markets outside the United States and Canada

The Portfolio holding by types of investments are as follows:

Holdings By Type of Investment:	% of Net Assets
Exchange Traded Funds
Equity Funds	51.9%
Debt Fund	32.7%
Short-Term Investment
Money Market Fund	12.1%
Common Stock
Agriculture	2.3%
Mutual Fund
Equity Fund	0.3%
Other Assets less Liabilities	0.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Absolute Capital Defender Fund
Portfolio of Investments (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 2.3%
	AGRICULTURE - 2.3%
600	Altria Group, Inc. (Cost - $37,061)	$37,596

	EXCHANGE TRADED FUNDS - 84.6%
	DEBT FUNDS - 32.7%
700	iShares 20+ Year Treasury Bond ETF	91,427
200	iShares Core U.S. Aggregate Bond ETF	22,168
2,300	iShares US Preferred Stock ETF	89,769
2,300	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	231,794
200	PIMCO Total Return Active Exchange-Traded Fund	21,094
400	SPDR Doubleline Total Return Tactical ETF	19,752
1,000	Vanguard Total International Bond ETF	54,540
		530,544
	EQUITY FUNDS - 51.9%
1,300	Consumer Discretionary Select Sector SPDR Fund	102,765
1,900	Consumer Staples Select Sector SPDR Fund	100,795
1,800	Industrial Select Sector SPDR Fund	99,846
1,500	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio	39,645
2,600	SPDR S&P Dividend ETF	207,818
50	Technology Select Sector SPDR Fund	2,218
800	Vanguard Consumer Staples ETF	108,256
800	Vanguard Telecommunication Services ETF	74,176
1,000	Vanguard Utilities ETF	107,530
		843,049

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,326,708)	1,373,593

	MUTUALFUND - 0.3%
	EQUITY FUND - 0.3%
70	T. Rowe Price Blue Chip Growth Fund - Retail Class (Cost - $5,000)	4,765

	SHORT-TERM INVESTMENT - 12.1%
	MONEY MARKET FUND - 12.1%
196,851	Fidelity Institutional Money Market Portfoilio - Institutional Class 0.34% (a)
	(Cost - $196,851)	196,851

	TOTAL INVESTMENTS - 99.3% (Cost - $1,565,620) (b)	$1,612,805
	LIABILITIES LESS OTHER ASSETS- 0.7%	11,252
	NET ASSETS - 100.0%	$1,624,057

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,565,620 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$47,420
Unrealized Depreciation:	(235)
Net Unrealized Appreciation:	$47,185

See accompanying notes to financial statements.

Absolute Funds
Statements Of Assets and Liabilities (Unaudited)
March 31, 2016

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$3,900,726	$1,565,620
Investment securities, at value	$4,017,289	$1,612,805
Due from Advisor	18,426	21,773
Dividends and interest receivable	1,881	96
TOTAL ASSETS	4,037,596	1,634,674

LIABILITIES
Payable to Related Parties	2,509	2,579
Distribution fees (12b-1) payable	1,572	303
Accrued expenses and other liabilities	7,712	7,735
TOTAL LIABILITIES	11,793	10,617
NET ASSETS	$4,025,803	$1,624,057

Net Assets Consist Of:
Paid in capital	$3,909,384	$1,578,028
Accumulated net investment income	2,428	102
Accumulated net realized loss from security transactions	(2,572)	(1,258)
Net unrealized appreciation of investments	116,563	47,185
NET ASSETS	$4,025,803	$1,624,057

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,522,329	$1,150,237
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	157,179	121,527
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.69	$9.46
Maximum offereing price per share (maximum sales charge of 5.75%)	$10.28	$10.04

Institutional Class Shares:
Net Assets	$9.69	$9.46
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.69	$9.46
Investor Class Shares:
Net Assets	$2,503,464	$473,811
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	258,645	50,124
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.68	$9.45

(a)	The Funds commenced operations on December 18, 2015.

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations (Unaudited)
For the Period Ended March 31, 2016

	Absolute Capital Asset	Absolute Capital
	Allocator Fund (a)	Defender Fund (a)
INVESTMENT INCOME
Dividends	$12,322	$3,466
Interest	377	186
TOTAL INVESTMENT INCOME	12,699	3,652

EXPENSES
Administrative services fees	7,748	7,748
Accounting services fees	6,918	6,918
Audit Fees	4,664	4,664
Compliance officer fees	4,566	4,566
Transfer agent fees	4,428	4,428
Legal Fees	4,151	4,151
Investment advisory fees	4,577	1,722
Directors’ fees and expenses	2,767	2,767
Printing and postage expenses	2,075	2,076
Registration fees	1,991	1,991
Custodian fees	1,384	1,384
Distribution (12b-1) fees	2,224	526
Insurance expense	692	692
Other expenses	553	553
TOTAL EXPENSES	48,738	44,186

Less: Expense waived or reimbursed by the Advisor	(38,467)	(40,636)
NET EXPENSES	10,271	3,550

NET INVESTMENT INCOME	2,428	102

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments	(2,572)	(1,258)
Net change in unrealized appreciation of investments	116,563	47,185
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	113,991	45,927

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,419	$46,029

(a)	The Funds commenced operations on December 18, 2015.

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset	Absolute Capital
	Allocator Fund (a)	Defender Fund (a)
	Period Ended	Period Ended
	March 31, 2016	March 31, 2016
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$2,428	$102
Net realized loss from security transactions	(2,572)	(1,258)
Net change in unrealized appreciation on investments	116,563	47,185
Net (increase) in net assets resulting from operations	116,419	46,029

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	2,014,867	1,129,965
Institutional Class	10	10
Investor Class	2,456,494	467,816
Payments for shares redeemed
Class A	(561,987)	(19,763)
Net increase in net assets from capital share transactions	3,909,384	1,578,028

TOTAL INCREASE IN NET ASSETS	4,025,803	1,624,057

NET ASSETS
Beginning of Period	—	—
End of Period *	$4,025,803	$1,624,057
* Includes accumulated net investment income of:	$2,428	$102

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	216,105	123,692
Shares Redeemed	(58,926)	(2,165)
Net increase in shares outstanding	157,179	121,527

Institutional Class
Shares Sold	1	1
Net increase in shares outstanding	1	1

Investor Class
Shares Sold	258,645	50,124
Net increase in shares outstanding	258,645	50,124

(a)	The Funds commenced operations on December 18, 2015.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout Each Period

	Absolute Captial Asset Allocator Fund (1)			Absolute Capital Defender Fund (1)
	Period Ended March 31, 2016			Period Ended March 31, 2016
		Institutional	Investor			Institutional		Investor
	Class A	Class	Class	Class A		Class		Class
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.01	0.02	0.03	0.00	(3)	(0.00	) (3)	(0.01)
Net realized and unrealized loss on investments	(0.32)	(0.33)	(0.35)	(0.54)		(0.54)		(0.54)
Total from investment operations	(0.31)	(0.31)	(0.32)	(0.54)		(0.54)		(0.55)
Net Asset Value, End of Period	$9.69	$9.69	$9.68	$9.46		$9.46		$9.45
Total Return (4,5)	(3.10)%	(3.10)%	(3.20)%	(5.40	)% (6)	(5.40)%		(5.50)%
Net Assets, At End of Period (000s)	$1,522	$9.69 (7)	$2,503	$1,150		$9.46	(7)	$474
Ratio of gross expenses to average net assets (8,9,10)	10.50%	10.25%	11.25%	25.32%		25.07%		26.07%
Ratio of net expenses to average net assets (9,10)	1.95%	1.70%	2.70%	1.95%		1.70%		2.70%
Ratio of net investment income (loss) to average net assets (9,10,11)	0.38%	0.76%	0.79%	0.13%		0.00%		(0.73)%
Portfolio Turnover Rate (5)	12%	12%	12%	13%		13%		13%

(1)	The Funds commenced operations on December 18, 2015

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Actual net asset amount.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(9)	Annualized for periods less than one year.

(10)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(11)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”) comprise the Absolut Funds (each, a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of Allocator Fund and Defender Fund are to seek long-term capital appreciation. The Funds commenced operations on December 18, 2015.

The Funds offer Class A, Institutional Class and Investor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$231,842	$—	$—	$231,842
Exchange Traded Notes	3,146,434	—	—	3,146,434
Mutual Fund	9,896	—	—	9,896
Short-Term Investment	629,117	—	—	629,117
Total Investments	$4,017,289	$—	$—	$4,017,289

Defender Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$37,596	$—	$—	$37,596
Exchange Traded Notes	1,373,593	—	—	1,373,593
Mutual Fund	4,765	—	—	4,765
Short-Term Investment	196,851	—	—	196,851
Total Investments	$1,612,805	$—	$—	$1,612,805

*	Refer to the Portfolio of Investments for classification.

The Funds did not hold any Level 2 or Level 3 securities during period ended March 31, 2016.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds – Each Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax return. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2016, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Allocator Fund	Defender Fund
Purchases	$3,483,288	$1,459,344
Sales	$209,107	$89,318

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

●	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Absolute Capital Management, LLC. Serves as each Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $4,577 and $1,722, respectively, in advisory fees for the period ended March 31, 2016.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The Adviser has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended March 31, 2016, the Advisor waived fees in the amount of $38,467 and $40,636 for the Allocator Fund and Defender Fund, respectively. Cumulative expenses subject to the aforementioned conditions will expire September 30, 2019.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the period ended March 31, 2016, Allocator Fund and Defender Fund incurred $2,224 and $526, respectively, in servicing plan fees.

The Distributor acts as each Fund’s principal underwriter in the continuous public offering of the Fund’s Class A, Institutional Class and Investor Class shares. During the period ended March 31, 2016, the Distributor received $201 and $18,576 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $26 and $2,474 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2016, NFS and Trust Company of America held 59.9% and 30.1%, respectively, of the Allocator Fund and NFS, Pershing LLC and Trust Company of America held 26.3%, 28.2% and 41.0%, respectively, of the Defender Fund.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Absolute Capital Asset Allocator Fund or Absolute Capital Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 18, 2015 (commencement of operations) through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual *		expenses) ***
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period **	Account Value	During ****
	Expense Ratio	12/18/2015	3/31/2016	12/18/15-3/31/16	3/31/2016	10/1/15 -3/31/16
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$969.00	$5.46	$1,015.25	$9.82
Absolute Capital Defender Fund	1.95%	$1,000.00	$947.00	$5.39	$1,015.25	$9.82
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$969.00	$4.76	$1,016.50	$8.57
Absolute Capital Defender Fund	1.70%	$1,000.00	$946.00	$4.70	$1,016.50	$8.57
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$968.00	$7.55	$1,011.50	$13.58
Absolute Capital Defender Fund	2.70%	$1,000.00	$945.00	$7.46	$1,011.50	$13.58

*	From December 18, 2015 commencement of initial offering to March 31, 2016.

**	Expenses are equal to the Funds annualized expense ratio multiplied by the number of days in the period (104) divided by the number of days in the fiscal year (366).

***	Please note that while The Funds commenced operations December 18, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period October 1, 2015 to March 31, 2016.

****	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Absolute Funds

Supplemental Information (Unaudited)

March 31, 2016

Approval of Advisory Agreement- Absolute Capital Defender Fund and Absolute Capital Asset Allocator Fund

In connection with a meeting held on May 27th and 28th, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Absolute Capital Management, LLC (“ACL”), and the Trust, with respect to the Absolute Capital Defender Fund (“Absolute DF”) and Absolute Capital Asset Allocator Fund (“Absolute AA”) (each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Funds and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that ACL is an experienced registered investment adviser founded in 2002 that provides customized money management and risk management solutions utilizing several proprietary strategies designed to accommodate a client’s particular risk tolerance. The Board reviewed the background information of the key investment personnel responsible for servicing each Fund and acknowledged that the investment team is comprised of experienced individuals with diverse industry skills and backgrounds in portfolio management, trading, operations, and compliance. The Board noted that ACL has employed the strategies that it intends to utilize to manage each Fund in separately managed accounts since 2003. The Board reviewed the investment process proposed for each Fund noting that with regard to Absolute AA, ACL will conduct research and analysis to employ a diversified, dynamic asset class rotation strategy to weight the Fund’s portfolio in accordance with current market conditions, which, in certain conditions, can be moved to a full defensive position. It was noted by the Board that with regard to Absolute DF, ACL will conduct macroeconomic research to determine the Fund’s security selection and the allocation of assets between being fully invested, partially invested, or in a full cash position. The Board observed the fact that ACL reported that it has not had any compliance issues during the past three years. The Trustees further noted that ACL serves as a sub-adviser for other mutual funds and is thus familiar with the compliance needs of a registered fund. The Board noted that ACL reported that it will implement a comprehensive compliance program that will utilize checklists, pre- and post-trade reviews and other applicable testing procedures. The Board noted its belief that ACL has demonstrated a focus on solid risk management through various market cycles from its experience managing SMA’s and concluded that the firm has the potential to provide quality service to the Funds and their future shareholders.

Absolute Funds

Supplemental Information (Unaudited)(Continued)

March 31, 2016

Performance.

Absolute AA - The Board reviewed the results of the composite of ACL’s SMAs that utilize a similar strategy to the one to be utilized by the Fund, noting that the composite slightly outperformed the Morningstar Moderate Allocation’s category average returns over the one-year period, while underperforming the category’s returns over each of the five, ten and since inception (June 2003) periods. The Board acknowledged that the composite results were shown net of the 2% management fee charged on the SMAs and on a gross basis would have outperformed the benchmark across all time periods. Although past performance is not indicative of future results, the Board concluded that the SMA’s returns indicate that ACL has the potential to provide satisfactory returns to the Fund and its future shareholders.

Absolute DF - The Board reviewed the results of the composite of ACL’s SMAs that utilize a similar strategy to the one to be utilized by the Fund, noting that the composite underperformed the Morningstar Tactical Allocation category’s average returns over each of the one, five, ten and since inception (May 2003) periods. The Board acknowledged that the composite results were shown net of the 2% management fee charged on the SMAs and on a gross basis would have outperformed the category’s one-year returns, though only slightly underperforming the category’s returns over each of the five, ten and since inception periods. The Board noted that these returns are consistent with the strategy’s conservative approach and, although past performance is not indicative of future results, the Board concluded that ACL has shown the potential to provide satisfactory returns to the Fund and its future shareholders.

Fees & Expenses.

Absolute AA - The Board noted that ACL proposed an annual advisory fee of 1.00%, which was higher than the Fund’s peer group and the average fee of its expected Morningstar category, but within the range of both. It was noted that the proposed fee was more than double the average of the Morningstar category. The Board observed that the Fund’s expense ratio of 2.55% for Class A shares, after fee waiver, was also higher than the peer group and Morningstar category averages, but within the range of each. The Board further noted that ACL charges a higher advisory fee to its individual clients for access to the same strategy and that the Morningstar category and peer group each contained funds of affiliated funds that charge a minimal advisory fee, thus reducing the averages of each. The Board observed that the proposed advisory fee was similar to many funds in the peer group that were not funds of affiliated funds. Given these considerations, the Trustees concluded that the proposed advisory fee was not unreasonable.

Absolute DF - The Board noted that ACL proposed an annual advisory fee of 1.00%, which was lower than the Fund’s peer group average, but higher than the average fee of its expected Morningstar category. The Board observed that the Fund’s expense ratio of 2.55% for Class A shares, after fee waiver, was also higher than the Morningstar category average, and slightly above the range of the peer group. The Board noted that the Morningstar category includes several larger funds that benefit from economies of scale. The Board further noted that ACL charges a higher advisory fee to its individual clients for access to the same strategy. Given

Absolute Funds

Supplemental Information (Unaudited)(Continued)

March 31, 2016

the fact that the advisory fee compared favorably to the peer group, the Trustees concluded that the proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of the Funds and their prospects for growth. The Trustees concluded that, based on the anticipated size of the Funds, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreements. The Board observed that a representative of ACL agreed to discuss the implementation of breakpoints as the Funds grow and ACL achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by ACL in connection with the operation of Absolute AA and Absolute DF and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Trustees noted that ACL does not anticipate that it will realize a profit from its relationship with either Fund during the initial year of operations and agreed that ACL’s anticipated profitability level associated with its relationship with the Funds was not excessive.

Conclusion. Having requested and received such information from ACL as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board, made up entirely of Independent Trustees, concluded that the advisory fee structures for each Fund were reasonable and that approval of the Advisory Agreements was in the best interests of the Trust and the future shareholders of each of Absolute AA and Absolute DF.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡     open an account or give us contact information

¡     provide account information or give us your income information

¡     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡     sharing for affiliates’ everyday business purposes — information about your creditworthiness

¡     affiliates from using your information to market to you

¡     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/Principal Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/Principal Executive Officer

Date 6/7/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 6/7/16